FAIR VALUE MEASUREMENTS - PIPE Forward Contract (Details)		1 Months Ended
	Oct. 06, 2022	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Risk-fee interest rate	4.00%	4.76%
Expected term (years)	7 months 9 days	4 months 13 days
Probability of completing a business combination	90.00%	95.00%